Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2016 Stock Option and Incentive Plan Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	13,468,129
Proposed Maximum Offering Price per Unit	0.86
Maximum Aggregate Offering Price	$ 11,582,590.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,599.56
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares, $0.0001 par value per share (the "Ordinary Shares"), of Yatra Online, Inc. (the "Registrant") which become issuable under the Registrant's 2016 Stock Option and Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding Ordinary Shares. Represents automatic increases to the number of Ordinary Shares reserved for future issuance under the Plan on January 1, 2018, 2019, 2020, 2021, 2022, 2023, 2024, 2025 and 2026 pursuant to an "evergreen" provision contained in the Plan. Pursuant to such provision, the number of shares reserved for issuance under the Plan automatically increase on January 1 of each year, by an amount equal to the lesser of: (i) 3% of the outstanding Ordinary Shares on the immediately preceding December 31 or (ii) such amount as determined by the Administrator (as defined in the Plan). Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $0.86, the average of the high and low sales prices of the Ordinary Shares as reported on the Nasdaq Capital Market on July 29, 2026.